UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-8047

                             Scudder YieldWise Funds
                             -----------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder YieldWise Municipal Money Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                             Principal
                                                                                             Amount ($)        Value ($)
                                                                                            -------------------------------

Municipal Investments 100.1%
Arizona 2.2%
Arizona, School Facilities Board, Certificates of Participation,
Series 735, 144A, 3.03%*, 3/1/2013 (a)                                                       1,695,000           1,695,000
Salt River, AZ, Agricultural Improvement & Power
Distribution Revenue, 2.25%, 5/3/2005                                                        1,000,000           1,000,000
                                                                                                               -----------
                                                                                                                 2,695,000

California 4.2%
California, School Cash Reserve Program Authority,
Series A, 3.0%, 7/6/2005 (a)                                                                 1,600,000           1,603,984
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments:
Series A, AMT, 3.04%*, 3/1/2033                                                              1,050,000           1,050,000
Series A, AMT, 3.04%*, 3/15/2033                                                             1,850,000           1,850,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes,
Series A, 3.0%, 6/30/2005                                                                      700,000             701,585
                                                                                                               -----------
                                                                                                                 5,205,569

Colorado 3.9%
Colorado, State Educational Loan Program, Series L49J-D,
144A, 3.08%*, 8/9/2005                                                                       1,930,000           1,930,000
Larimer County, CO, School District No. R-1 Poudre,
 Series II-R-4535, 144A, 1.7%*, 12/15/2021 (a)                                               2,830,000           2,830,000
                                                                                                               -----------
                                                                                                                 4,760,000

Delaware 4.1%
Sussex County, DE, Industrial Development Revenue, Perdue
Agrirecycle LLC Project, AMT, 3.05%*, 1/1/2013, SunTrust Bank (b)                            5,000,000           5,000,000
                                                                                                               -----------
Florida 2.0%
Orange County, FL, Health Facilities Authority Revenue,
Presbyterian Retirement Project, 3.05%*, 11/1/2028,
Bank of America NA (b)                                                                         830,000             830,000
Orange County, FL, Housing Finance Authority, Multi-Family
Housing Revenue, Smokewood/Sun, Series A, 3.04%*, 12/1/2022                                    850,000             850,000
Pasco County, FL, School Board, Certificates of Participation,
3.01%*, 8/1/2026 (a)                                                                           150,000             150,000
Sarasota County, FL, Health Facility Authority Revenue,
Health Care Facilities, Bay Village Project, 3.05%*, 12/1/2023,
Bank of America NA (b)                                                                         600,000             600,000
                                                                                                               -----------
                                                                                                                 2,430,000

Georgia 0.4%
Atlanta, GA, Airport Revenue, Series C-3, 2.95%*, 1/1/2030 (a)                                 500,000             500,000
                                                                                                               -----------
Hawaii 2.6%
Hawaii, ABN AMRO Munitops, Certificates Trust, Series 2004-16,
144A, 3.04%*, 7/1/2012 (a)                                                                   3,200,000           3,200,000
                                                                                                               -----------
Idaho 4.1%
Power County, ID, Industrial Development Authority, FMC Corp. Project,
AMT, 3.05%*, 4/1/2014, Wachovia Bank NA (b)                                                  5,000,000           5,000,000
                                                                                                               -----------
Illinois 8.9%
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project,
Series A, AMT, 3.08%*, 12/1/2034, LaSalle Bank NA (b)                                        2,000,000           2,000,000
Illinois, Development Finance Authority, Regional Organization Bank
Project, 3.1%*, 12/1/2020, Bank One NA (b)                                                   2,400,000           2,400,000
Illinois, State General Obligation, 3.0%, 6/3/2005                                           3,500,000           3,503,026
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC Project,
AMT, 3.08%*, 3/1/2018, LaSalle National Bank (b)                                             1,725,000           1,725,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool
Manufacturing, Inc., Project, AMT, 3.08%*, 7/1/2020,
LaSalle Bank NA (b)                                                                          1,245,000           1,245,000
                                                                                                               -----------
                                                                                                                10,873,026

Indiana 2.4%
Indiana, State Development Finance Authority, Economic Development
Revenue, Goodwill Industries Michiana Project, 3.07%*, 1/1/2027,
National City Bank of Indiana (b)                                                            2,000,000           2,000,000
Indiana, State Development Finance Authority, Industrial Development
Revenue, Enterprise Center IV Project, AMT, 3.08%*, 6/1/2022,
LaSalle Bank NA (b)                                                                          1,000,000           1,000,000
                                                                                                               -----------
                                                                                                                 3,000,000

Kentucky 3.3%
Lexington-Fayette County, KY, Industrial Development Revenue,
YMCA Central Kentucky, Inc. Project, 3.1%*, 7/1/2019,
Bank One Kentucky NA (b)                                                                       565,000             565,000
Pendleton, KY, County Lease:
2.35%, 5/6/2005                                                                              2,500,000           2,500,000
2.4%, 5/11/2005                                                                              1,000,000           1,000,000
                                                                                                               -----------
                                                                                                                 4,065,000

Michigan 9.9%
Comstock Park, MI, Public Schools, Series RR-II-R-2178,
144A, 3.03%*, 5/1/2025 (a)                                                                   1,235,000           1,235,000
Detroit, MI, Water Supply, ABN AMRO, Munitops Certificates Trust,
Series 2003-3, 144A, 3.03%*, 1/1/2011 (a)                                                    1,500,000           1,500,000
Detroit, MI, City School District, Series PT-1844, 144A,
3.02%*, 5/1/2011 (a)                                                                           800,000             800,000
Farmington Hills, MI, Economic Development Corp., Limited
Obligation Revenue, Brookfield Building Association, 3.04%*, 11/1/2010,
Comerica Bank (b)                                                                              235,000             235,000
Jackson County, MI, Economic Development Corp. Revenue,
Spring Arbor College Project, 3.05%*, 12/1/2020,
Comerica Bank (b)                                                                              100,000             100,000
Michigan, General Obligation, 2.2%, 10/5/2005                                                2,100,000           2,100,000
Michigan, Housing Development Authority, Multi-Family Revenue,
River Place Apartments, AMT, 2.99%*, 6/1/2018, Bank of New York (b)                          1,000,000           1,000,000
Michigan, Strategic Fund, Limited Obligation Revenue,
Continental Aluminum Project, AMT, 3.15%*, 10/1/2015,
Comerica Bank (b)                                                                            4,510,000           4,510,000
Oakland County, MI, Economic Development Corp., Limited Obligation
Revenue, Acme Manufacturing Co. Project, AMT,
3.15%*, 11/1/2023, JPMorgan Chase Bank (b)                                                     665,000             665,000
                                                                                                               -----------
                                                                                                                12,145,000

New Hampshire 1.6%
New Hampshire, Business Finance Authority, Exempt Facilities Revenue,
Waste Management of NH, Inc. Project, AMT, 3.05%*, 9/1/2012,
Wachovia Bank NA (b)                                                                         2,000,000           2,000,000
                                                                                                               -----------
New Jersey 4.2%
Atlantic County, NJ, Import Authority Revenue, Aces-Pooled
Government Loan Program, 2.98%*, 7/1/2026, Kredietbank NV (b)                                1,250,000           1,250,000
New Jersey, State Tax Anticipation Notes, Series A, 3.0%, 6/24/2005                          3,050,000           3,054,660
Salem County, NJ, Industrial Pollution Control, Financing Authority
Revenue, E.I. Du Pont de Nemours and Co., 2.25%*, 3/1/2012                                     900,000             900,000
                                                                                                               -----------
                                                                                                                 5,204,660

New Mexico 1.6%
New Mexico, State Tax & Revenue Anticipation Notes,
Series 2004-A, 3.0%, 6/30/2005                                                               2,000,000           2,003,590
                                                                                                               -----------
New York 1.9%
City of Rochester, NY, General Obligation, 2.55%, 6/30/2005                                  2,000,000           2,000,000
Port Authority of New York and New Jersey, Special Obligation
Revenue, AMT, Series PT-1755, 144A, 3.08%*, 6/1/2011 (a)                                       340,000             340,000
                                                                                                               -----------
                                                                                                                 2,340,000

North Carolina 2.5%
Moore County, NC, Industrial Facilities & Pollution Control Finance
Authority Revenue, Klaussner Industries Project, AMT,
3.1%*, 5/1/2010, Wachovia Bank NA (b)                                                        3,100,000           3,100,000
                                                                                                               -----------
Ohio 0.7%
Ohio, Higher Educational Facilities Community Revenue,
Pooled Program, Series C, 3.05%*, 9/1/2025, Fifth Third Bank (b)                               860,000             860,000
                                                                                                               -----------
Pennsylvania 3.8%
Chester County, PA, Industrial Development Authority, Industrial
Development Revenue, Bentley Graphic, Inc. Project, AMT,
3.2%*, 12/1/2020, First Tennessee Bank (b)                                                   4,545,000           4,545,000
Montgomery County, PA, Redevelopment Authority, Multi-Family
Housing Revenue, Forge Gate Apartments Project, Series A,
3.0%*, 8/15/2031                                                                               160,000             160,000
                                                                                                               -----------
                                                                                                                 4,705,000

Tennessee 0.6%
Clarksville, TN, Public Building Authority Revenue,
Pooled Financing, 3.0%*, 7/1/2034, Bank of America NA (b)                                      700,000             700,000
                                                                                                               -----------
Texas 17.1%
Aldine, TX, Independent School District,
Series 827, 144A, 3.03%*, 1/1/2012                                                           2,945,000           2,945,000
Dallas, TX, Independent School District,
Series 6038, 144A, 3.03%*, 8/15/2024                                                         6,170,000           6,170,000
Harris County, TX, Health Facilities Development Corp. Revenue,
The Methodist System, Series B, 2.07%*, 12/1/2032                                            3,000,000           3,000,000
Houston, TX, Water & Sewer Systems Revenue, Star Certificates,
Series 2003-14, 144A, 3.02%*, 6/1/2026 (a)                                                   1,100,000           1,100,000
Northside, TX, Independent School District, Series 758,
144A, 3.03%*, 2/15/2013                                                                      1,410,000           1,410,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005                               6,400,000           6,422,103
                                                                                                               -----------
                                                                                                                21,047,103

Utah 1.9%
Alpine, UT, General Obligation, School District,
Floater-PT-436, 144A, 3.02%*, 3/15/2007                                                      2,270,000           2,270,000
                                                                                                               -----------
Vermont 5.2%
Vermont, Student Assistance Corp., Student Loan Revenue,
2.3%*, 1/1/2008, State Street Bank & Trust Co. (b)                                           6,405,000           6,405,000
                                                                                                               -----------
Virginia 3.4%
Henrico County, VA, Economic Development Authority, Industrial
Development Revenue, Colonial Mechanical Corp., AMT,
3.05%*, 8/1/2020, Wachovia Bank NA (b)                                                       4,200,000           4,200,000
                                                                                                               -----------
Washington 5.3%
King County, WA, Public Hospital District No. 002,
Series RR-II-R-6036, 144A, 3.03%*, 12/1/2023 (a)                                             1,280,000           1,280,000
Washington, State Housing Finance Commission, Multi-Family
Housing Revenue, Deer Run West Apartments Project, Series A,
AMT, 3.08%*, 6/15/2037, Bank of America NA (b)                                               5,200,000           5,200,000
                                                                                                               -----------
                                                                                                                 6,480,000

West Virginia 0.7%
Preston County, WV, Industrial Development Revenue, Allegheny
Wood Project, Inc., AMT, 3.15%*, 12/1/2007, Bank One NA (b)                                    800,000             800,000
                                                                                                               -----------
Wisconsin 1.6%
Pewaukee, WI, Industrial Development Revenue, Mixer Systems, Inc.
Project, AMT, 3.15%*, 9/1/2020, Bank One NA (b)                                              1,900,000           1,900,000
                                                                                                               -----------

                                                                                                % of
                                                                                               Net Assets       Value ($)
                                                                                               ----------       ---------

Total Investment Portfolio  (Cost $122,888,948)                                                  100.1         122,888,948
Other Assets and Liabilities, Net                                                                 -0.1            -106,501
                                                                                                               -----------
Net Assets                                                                                       100.0         122,782,447
                                                                                                               ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of April 30, 2005.

(a) Bond is insured by one of these companies:

                                                              As a % of Total
Insurance Coverage                                          Investment Portfolio
--------------------------------------------------------------------------------
AMBAC           AMBAC Assurance Corp.                                1.4
--------------------------------------------------------------------------------
FGIC            Financial Guaranty Insurance Company                 2.0
--------------------------------------------------------------------------------
FSA             Financial Security Assurance                         1.9
--------------------------------------------------------------------------------
MBIA            Municipal Bond Investors Assurance                   7.9
--------------------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Municipal Money Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder YieldWise Municipal Money Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/Paul Schubert
                                    -----------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005